Basic and Diluted Loss and Earnings Per Share	12 Months Ended
Dec. 31, 2020
Basic and Diluted Loss and Earnings Per Share
Basic and Diluted Loss and Earnings Per Share

17.   Basic and Diluted Loss and Earnings Per Share

Basic and diluted loss and earnings per share was calculated as follows for the years ended December 31, 2020, 2019 and 2018:

	For the Year Ended December 31,
(in thousands, except number of shares and per share data)	2020	2019	2018
Numerator for loss and earnings per share calculation
Net (Loss) Income	$(520,564)	$9,710	$36,223
Denominator for loss and earnings per share calculation
Weighted average number of shares outstanding – basic and diluted	470,785,192	415,700,000	415,700,000
(Loss) Income per share – basic and diluted:
Net (loss) income per share – basic and diluted	$(1.11)	$0.02	$0.09

Earnings per share calculations for all periods prior to the Transactions have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio established in the reverse recapitalization. Subsequent to the Transactions, earnings per share will be calculated based on the weighted average number of shares of common stock then outstanding.

The Company’s potentially dilutive securities included (i) warrants outstanding of 58,500,000,  (ii) shares which may be issued upon conversion of the Senior Convertible PIK Notes of 100,000,000,  (iii) unvested founder shares of 12,404,080,  (iv) unvested Employee RS of 1,468,750 and (iv) unvested Director RSUs of 42,847 for the year ended December 31, 2020. There were no warrants, options, unvested founder shares, Employee RS or Director RSUs for the years ended December 31, 2019 and 2018. For the year ended December 31, 2020, potentially dilutive securities were excluded from the calculation of diluted net loss per share, as their effect would have been anti-dilutive given the Company’s losses incurred in 2020 and because contingencies for vesting have not been met. Therefore, the weighted average number of shares outstanding used to calculate both basic and diluted net loss per share is the same.